RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities	$ 976,246	$ 1,025,979
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Payments to acquire property, plant, and equipment	1,500	800	$ 1,200
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Liabilities	$ 400	$ 200